Federal funds purchased and securities sold under agreements to repurchase - Repurchase Agreements - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 45,154	$ 27,272
U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		754
U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	2,728
U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	15,533	12,853
Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	26,893	13,665
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	45,154	27,272
Overnight and continuous | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		754
Overnight and continuous | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	2,728
Overnight and continuous | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	15,533	12,853
Overnight and continuous | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	26,893	13,665
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		0
Less than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0
Less than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements		0
Greater than 90 days | U.S. government and federal agency obligations
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0
Greater than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | Mortgage-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 0	$ 0